UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 12 Havemeyer Place
         First Floor
         Greenwich, CT  06830

13F File Number:  028-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203 971-3600

Signature, Place, and Date of Signing:

 /s/    Christine Glick     Greenwich, CT     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $311,428 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMDOCS LTD                     ORD              G02602103    21958   769629 SH       SOLE                   769629        0        0
APPLE INC                      COM              037833100    28894    71344 SH       SOLE                    71344        0        0
APPLE INC                      COM              037833100    40500   100000 SH  CALL SOLE                   100000        0        0
BANK OF AMERICA CORPORATION    COM              060505104     6230  1120462 SH       SOLE                  1120462        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    11987   842966 SH       SOLE                   842966        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    16906   321782 SH       SOLE                   321782        0        0
EXPRESS SCRIPTS INC            COM              302182100    17379   388888 SH       SOLE                   388888        0        0
FIRST BANCORP P R              COM NEW          318672706      692   198218 SH       SOLE                   198218        0        0
HARMONIC INC                   COM              413160102     8002  1587712 SH       SOLE                  1587712        0        0
INTERDIGITAL INC               COM              45867G101    13333   306022 SH       SOLE                   306022        0        0
KRAFT FOODS INC                CL A             50075N104    22812   610596 SH       SOLE                   610596        0        0
NEWMONT MINING CORP            COM              651639106    25298   421556 SH       SOLE                   421556        0        0
NOVATEL WIRELESS INC           COM NEW          66987M604     8503  2716730 SH       SOLE                  2716730        0        0
PHILIP MORRIS INTL INC         COM              718172109     2080    26508 SH       SOLE                    26508        0        0
POPULAR INC                    COM              733174106     1216   875000 SH       SOLE                   875000        0        0
RED HAT INC                    COM              756577102    13636   330250 SH       SOLE                   330250        0        0
SOLARWINDS INC                 COM              83416B109    10490   375304 SH       SOLE                   375304        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    32785   702191 SH       SOLE                   702191        0        0
VERISIGN INC                   COM              92343E102    16122   451353 SH       SOLE                   451353        0        0
VIVUS INC                      COM              928551100    12605  1292774 SH       SOLE                  1292774        0        0